Consolidated Statements of Comprehensive Income (Unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Net deferred gains (losses) on derivative-hedging activities, tax	$ 37	$ 9	$ 69	$ (17)
Changes in unrealized net gains (losses) on investment securities, tax	(2)	1	(13)	7
Changes in net unrecognized pension and other postretirement benefit costs, tax	4		(45)
Net derivative (gains) losses-hedging activities, tax	1	(10)	19	(24)
Net realized (gains) losses on investment securities, tax	1	0	1	(1)
Net pension and other postretirement benefit costs, tax	(6)	(7)	(17)	(15)
Changes in other comprehensive income (loss) from equity method investees, tax				(1)
Virginia Electric and Power Company
Net deferred gains (losses) on derivative-hedging activities, tax	5	(1)	11	(3)
Changes in unrealized net gains (losses) on investment securities, tax	(1)		(2)	1
Net realized (gains) losses on investment securities, tax	1	0	1
Dominion Energy Gas Holdings, LLC
Net deferred gains (losses) on derivative-hedging activities, tax	13	(2)	30	1
Changes in net unrecognized pension and other postretirement benefit costs, tax			(11)
Net derivative (gains) losses-hedging activities, tax	$ (3)	$ (2)	$ (3)	(6)
Net pension and other postretirement benefit costs, tax				$ (1)